Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income / (loss)		R$ 28,384	R$ 15,064	R$ 27,813
Financial assets at fair value through other comprehensive income		(3,248)	148	1,810
Change in fair value		(7,611)	1,214	2,883
Tax effect		3,320	(457)	(696)
(Gains) / losses transferred to income statement		2,086	(1,107)	(628)
Tax effect		(1,043)	498	251
Hedge		699	(3,557)	(16)
Cash flow hedge		549	499	(56)
Change in fair value		998	947	(191)
Tax effect		(449)	(448)	135
Hedge of net investment in foreign operation		150	(4,056)	40
Change in fair value		194	(7,616)	83
Tax effect		(44)	3,560	(43)
Remeasurements of liabilities for post-employment benefits	[1]	45	(192)	(350)
Remeasurements		74	(349)	(648)
Tax effect		(29)	157	298
Foreign exchange variation in foreign investments		(323)	4,630	(1,582)
Total other comprehensive income		(2,827)	1,029	(138)
Total comprehensive income		25,557	16,093	27,675
Comprehensive income attributable to the owners of the parent company		23,933	19,925	26,975
Comprehensive income attributable to non-controlling interests		R$ 1,624	R$ (3,832)	R$ 700

[1]	Amounts that will not be subsequently reclassified to income.